Revenue - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2023
Revenue [Line Items]
Milestone payment recieved	$ 4,000
Accounts receivables related to contract revenue	868		$ 555
Gelesis | Associates
Revenue [Line Items]
Royalty income	$ 315	$ 509